OTHER GAINS, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
OTHER GAINS, NET
Gain on disposal of investments in associates			¥ 128,833	¥ 832,369
Gain on deemed disposal and disposal of subsidiaries		¥ 325,022		2,588,134
Gain on disposal and dividends of available for sale investments		79,408	140,929	38,469
Realized loss on futures, forward and option contracts, net		(23,951)	(1,290,267)	(477,733)
Unrealized (losses)/gains on futures, forward and option contracts, net		(131,073)	154,585	(213,085)
Gain on disposal of other property, plant and equipment and land use rights, net		77,091	816,721	2,317,857
Gain on previously held equity interest remeasured at acquisition-date fair value		117,640
Others		(124,141)	215,582	(62,458)
Other gains, net	$ 49,182	¥ 319,996	¥ 166,383	¥ 5,023,553